INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

14.   INCOME TAXES

a.   Rate reconciliation

The income tax expense or recovery reported by the Company differs from the amounts obtained by applying statutory rates to the loss and comprehensive loss. A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is provided below:

For the year ended December 31,	2021	2020

Statutory tax rate	27.00%	27.00%

Loss before taxes	3,708,888	2,033,357

Income tax recovery calculated at statutory rate	1,001,400	549,006

Non-deductible expenditures	(335,976)	(151,318)
Flow-through premium	242,266	34,659
Other	218,046	149,972
Unrecognized tax benefit	(1,125,736)	(582,319)

INCOME TAX	-	-

b. Deferred income tax asset and liabilities

The significant components of the Company's net deferred income tax asset and liabilities are as follows:

As at December 31,	2021	2020
	$	$
Deferred tax assets:
Operating losses carried forward	7,153,971	5,978,083
Share issuance costs	703,456	564,935
Other items	403,439	253,319

DEFERRED TAX ASSET	8,260,866	6,796,337

Deferred tax liabilities
Mineral property interests	1,999,946	927,624
Marketable securities	96,647	47,042

DEFERRED TAX LIABILITY	2,096,593	974,666

Unrecognized Deferred tax assets	6,170,273	5,821,671

UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,170,273	5,821,671

c. Non-capital losses

The Company has incurred non-capital losses that may be carried forward and used to reduce taxable income of future years. These losses totaled $26.5 million as at December 31, 2021 (2020 - $22.1 million) and will expire between 2030 and 2040.